CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Talos and Stone	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Talos and Stone
Balance at Dec. 31, 2014	$ 690,502		$ 215	$ 324,576	$ 365,711
Equity based compensation	3,578				3,578
Net loss	(646,685)				(646,685)
Balance at Dec. 31, 2015	120,895		258	398,033	(277,396)
Contributions from Sponsors, net	73,500		43	73,457
Equity based compensation	2,287				2,287
Net loss	(208,087)				(208,087)
Balance at Dec. 31, 2016	6,986		312	489,870	(483,196)
Contributions from Sponsors, net	91,891		54	91,837
Equity based compensation	1,795				1,795
Net loss	(62,868)				(62,868)
Balance at Dec. 31, 2017	(54,087)		312	489,870	(544,269)
Cumulative effect adjustment	(325)				(325)
Sponsor Debt Exchange	102,000		29	101,971
Stone Combination	731,964		201	731,763
Equity based compensation		$ 4,148				$ 4,148
Net loss	(97,855)	$ (97,855)				$ (97,855)
Balance at Jun. 30, 2018	$ 685,845		$ 542	$ 1,323,604	$ (638,301)